REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
REVENUE RECOGNITION
Gains on Sale/Servicing of Loans	$ 322	$ 33
Earnings on BOLI	159	151
Total non-interest income	4,304	4,004
Service charges on deposit accounts
REVENUE RECOGNITION
Non-interest income (In scope of Topic 606)	650	672
Trust and investment services income
REVENUE RECOGNITION
Non-interest income (In scope of Topic 606)	1,546	1,477
Debit card interchange income
REVENUE RECOGNITION
Non-interest income (In scope of Topic 606)	783	821
Other income
REVENUE RECOGNITION
Non-interest income (In scope of Topic 606)	$ 844	$ 850